UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06155

Exact name of registrant as specified in charter:	AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Address or principal executive offices:	2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:	Securities Management and Research, Inc.
	P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:	1-800-231-4639

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2009

Item 1. Schedule of Investments

AMERICAN NATIONAL GROWTH PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2009				(Unaudited)

GROWTH PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	0.41%
Home Inns & Hotels Management, Inc. ADR *			500		$ 14,925
Starwood Hotels & Resorts Worldwide, Inc.			1,775		58,628
					73,553
HOUSEHOLD DURABLES --	0.96%
Newell Rubbermaid Inc.			3,000		47,070
Stanley Works (The)			3,000		128,070
					175,140
INTERNET & CATALOG RETAIL --	1.42%
Ctrip.com International, Ltd. ADR *			2,000		117,580
Priceline.com Inc. *			850		140,947
					258,527
MEDIA --	1.51%
Focus Media Holding Ltd. ADR *			500		5,520
Rovi Corp. *			3,900		131,040
Walt Disney Co. (The)			5,000		137,300
					273,860
MULTILINE RETAIL --	0.98%
J.C. Penney Co., Inc.			2,500		84,375
Target Corp.			2,000		93,360
					177,735
SPECIALTY RETAIL --	3.11%
Bed Bath & Beyond Inc. *			2,000		75,080
Best Buy Co., Inc.			5,002		187,675
Home Depot, Inc. (The)			3,670		97,769
Limited Brands, Inc.			3,500		59,465
Lowe's Companies, Inc.			3,116		65,249
New Oriental Education & Technology Group, Inc. ADR *			1,000		80,450
					565,688
TEXTILES, APPAREL & LUXURY GOODS --	0.13%
Fuqi International, Inc. *			800		23,424

		TOTAL CONSUMER DISCRETIONARY --	8.52%		1,547,927
CONSUMER STAPLES --
BEVERAGES --	2.87%
Coca-Cola Co. (The)			4,782		256,793
PepsiCo, Inc.			4,500		263,970
					520,763
FOOD PRODUCTS --	0.36%
Green Mountain Coffee Roasters, Inc. *			900		66,456

FOOD & STAPLES RETAILING --	1.51%
CVS Caremark Corp.			3,950		141,173
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR			200		11,260
SUPERVALU, INC.			1,600		24,096
Wal-Mart Stores, Inc.			2,000		98,180
					274,709
HOUSEHOLD PRODUCTS --	1.59%
Procter & Gamble Co. (The)			5,000		289,600

TOBACCO --	0.48%
Philip Morris International Inc.			1,775		86,514

		TOTAL CONSUMER STAPLES --	6.81%		1,238,042
ENERGY --
ENERGY EQUIPMENT & SERVICES --	3.58%
Baker Hughes Inc.			2,700		115,182
Noble Corp.			3,800		144,248
Oceaneering International, Inc. *			1,450		82,287
Schlumberger Ltd.			2,200		131,120
Transocean Ltd. *			1,179		100,840
Weatherford International Ltd. *			3,700		76,701
					650,378

OIL, GAS & CONSUMABLE FUELS --	6.96%
Anadarko Petroleum Corp.			1,000		62,730
BP PLC ADR			2,400		127,752
Chevron Corp.			2,275		160,228
El Paso Corp.			9,481		97,844
Exxon Mobil Corp.			8,750		600,338
Royal Dutch Shell PLC ADR, (Class A)			3,780		216,178
					1,265,070

		TOTAL ENERGY --	10.54%		1,915,448

EXCHANGE TRADED FUNDS --	4.65%
PowerShares QQQ Trust Series 1			10,000		422,500
SPDR Trust Series 1			4,000		422,240
					844,740

		TOTAL EXCHANGE TRADED FUNDS --	4.65%		844,740
FINANCIALS --
CAPITAL MARKETS --	2.22%
Charles Schwab Corp. (The)			4,900		93,835
Goldman Sachs Group, Inc. (The)			778		143,424
Morgan Stanley			3,000		92,640
State Street Corp.			1,400		73,640
					403,539
COMMERCIAL BANKS --	2.74%
PNC Financial Services Group, Inc.			5,000		242,950
U.S. Bancorp			6,000		131,160
Wells Fargo & Co.			4,383		123,513
					497,623
CONSUMER FINANCE --	0.32%
American Express Co.			1,000		33,900
Discover Financial Services			1,500		24,345
					58,245
DIVERSIFIED FINANCIAL SERVICES --	1.15%
Bank of America Corp.			3,601		60,929
Citigroup Inc.			7,075		34,243
JP Morgan Chase & Co.			2,573		112,749
					207,921
INSURANCE --	2.27%
Aspen Insurance Holdings Ltd.			2,000		52,940
Brown & Brown, Inc.			2,000		38,320
CNinsure, Inc. ADR			3,700		84,952
Hartford Financial Services Group, Inc. (The)			1,300		34,450
Principal Financial Group, Inc.			1,725		47,248
Prudential Financial, Inc.			2,000		99,820
RenaissanceRe Holdings Ltd.			1,000		54,760
					412,490
REAL ESTATE INVESTMENT TRUSTS --	0.58%
E-House China Holdings Ltd. ADR *			4,900		104,664

REAL Estate Management and Developement --	0.33%
Gafisa S.A. ADR			2,000		60,720

		TOTAL FINANCIALS --	9.61%		1,745,202
HEALTH CARE --
Biotechnology--	3.00%
Amgen Inc. *			1,250		75,287
Celgene Corp. *			2,500		139,750
Facet Biotech Corp. *			540		9,337
Genzyme Corp. *			2,000		113,460
Gilead Sciences, Inc. *			4,000		186,320
PDL BioPharma Inc. *			2,700		21,276
					545,430
HEALTH CARE PROVIDERS & SERVICES --	0.68%
Cerner Corp. *			400		29,920
DaVita, Inc. *			850		48,144
UnitedHealth Group Inc.			1,800		45,072
					123,136
HEALTH EQUIPMENT & SUPPLIES --	2.07%
Allscripts-Misys Healthcare Solutions, Inc. *			4,700		95,269
Covidien Ltd.			775		33,527
Given Imaging Ltd.			8,000		119,280
Hologic, Inc. *			3,400		55,556
Mindray Medical International Ltd. ADR			400		13,056
Varian Medical Systems, Inc. *			1,400		58,982
					375,670
LIFE SCIENCES TOOLS & SERVICES --	0.33%
Thermo Fisher Scientific, Inc. *			1,375		60,046

Pharmaceuticals --	4.10%
Abbott Laboratories			2,200		108,834
Alexion Pharmaceuticals, Inc. *			600		26,724
Amylin Pharmaceuticals, Inc. *			2,000		27,380
Eli Lilly & Co.			6,800		224,604
Endo Pharmaceuticals Holdings Inc. *			2,100		47,523
Merck & Co. Inc.			6,003		189,875
Vertex Pharmaceuticals Inc. *			700		26,530
Wyeth			1,950		94,731
					746,201

		TOTAL HEALTH CARE --	10.18%		1,850,483
INDUSTRIALS --
AEROSPACE & DEFENSE --	4.14%
Boeing Co. (The)			2,637		142,794
Goodrich Corp.			3,481		189,157
Honeywell International Inc.			2,128		79,055
Northrop Grumman Corp.			800		41,400
Rockwell Collins, Inc.			3,500		177,800
United Technologies Corp.			2,000		121,860
					752,066
AIR FREIGHT & LOGISTICS --	1.17%
FedEx Corp.			800		60,176
United Parcel Service, Inc. (Class B)			2,700		152,469
					212,645
COMMERCIAL SERVICES & SUPPLIES --	0.44%
EnerNOC, Inc			400		13,264
RINO International Corp. *			500		10,570
VistaPrint Ltd. *			1,100		55,825
					79,659

CONSTRUCTION & ENGINEERING --	0.29%
Cemex SAB de CV ADR *			4,160		53,747

Industrial Conglomurates --	2.18%
3M Co.			1,300		95,940
General Electric Co.			16,625		272,983
Tyco International Ltd.			775		26,722
					395,645
MACHINERY --	1.66%
Barnes Group Inc.			1,800		30,762
Caterpillar Inc.			1,100		56,463
Danaher Corp.			2,000		134,640
Duoyuan Global Water Inc. ADR *			2,400		79,920
					301,785

		TOTAL INDUSTRIALS --	9.88%		1,795,547
INFORMATION TECHNOLOGY --
Communications Equipment --	5.74%
Arris Group Inc. *			4,250		55,293
Cisco Systems, Inc. *			12,900		303,666
Harris Corp.			2,400		90,240
Motorola, Inc. *			9,337		80,204
Nokia Oyj ADR			5,557		81,243
Nortel Networks Corp. *			236		21
Palm, Inc. *			2,400		41,832
QUALCOMM Inc.			2,500		112,450
Research In Motion Ltd. *			950		64,173
Riverbed Technology, Inc. *			2,000		43,920
Skyworks Solutions, Inc. *			7,900		104,596
Starent Networks Corp. *			2,600		66,092
					1,043,730
COMPUTERS & PERIPHERALS --	5.18%
Apple Inc. *			1,350		250,249
Cymer, Inc. *			1,100		42,746
EMC Corp. *			4,626		78,827
Hewlett-Packard Co.			5,787		273,204
International Business Machines Corp.			2,150		257,161
Seagate Technology			2,500		38,025
					940,212
ELECTRONIC EQUIPMENT & INSTRUMENTS --	1.60%
Agilent Technologies, Inc. *			1,265		35,205
Cree, Inc. *			3,600		132,300
Maxwell Technologies, Inc. *			500		9,215
Tech Data Corp. *			1,400		58,254
Tyco Electronics Ltd.			775		17,267
Waters Corp. *			700		39,102
					291,343
INTERNET SOFTWARE & SERVICES --	3.72%
Akamai Technologies, Inc. *			1,650		32,472
AsiaInfo Holdings, Inc. *			1,600		31,952
Baidu, Inc. ADR *			350		136,868
Concur Technologies, Inc. *			1,500		59,640
Equinix, Inc. *			1,200		110,400
MercadoLibre Inc. *			3,600		138,456
NetSuite Inc. *			3,700		56,610
Rackspace Hosting, Inc. *			4,000		68,240
SINA Corp. *			1,100		41,756
					676,394
INFORMATION TECHNOLOGY SERVICES --	0.31%
Amdocs Ltd. *			1,375		36,960
Cognizant Technology Solutions Corp. *			500		19,330
					56,290
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	5.17%
Analog Devices, Inc.			2,154		59,407
Broadcom Corp. *			1,600		49,104
Cavium Networks, Inc. *			5,200		111,644
Intel Corp.			10,000		195,700
KLA-Tencor Corp.			1,743		62,504
Linear Technology Corp.			2,222		61,394
Marvell Technology Group Ltd. *			2,650		42,904
Maxim Integrated Products, Inc.			1,743		31,618
NVE Corp. *			1,100		58,476
Netlogic Microsystems Inc. *			3,200		144,000
STMicroelectronics N.V.			5,600		52,808
Silicon Laboratories Inc. *			1,500		69,540
					939,099
SOFTWARE --	5.92%
ArcSight, Inc. *			5,300		127,571
Electronic Arts Inc. *			1,700		32,385
Intuit Inc. *			3,490		99,465
Longtop Financial Technologies Ltd. ADR *			2,300		65,458
Microsoft Corp.			8,375		216,829
Oracle Corp. *			9,789		204,003
Pegasystems, Inc.			4,000		138,120
Salesforce.com, Inc. *			1,800		102,474
VMware Inc. *			2,200		88,374
					1,074,679

		TOTAL INFORMATION TECHNOLOGY --	27.64%		5,021,747
MATERIALS --
CHEMICALS --	1.76%
Monsanto Co.			775		59,985
PPG Industries, Inc.			3,622		210,836
Praxair, Inc.			600		49,014
Tronox Inc. * (Class B)			437		92
					319,927
CONTAINERS & PACKAGING --	0.25%
Sealed Air Corp.			2,325		45,640

METALS & MINING --	0.26%
Cameco Corp.			500		13,900
Cliffs Natural Resources Inc.			500		16,180
Compania de Minas Buenaventura S.A. ADR			490		17,253
					47,333

		TOTAL MATERIALS --	2.27%		412,900
Telecommunication Services --
DIVERSIFIED Telecommunication Services --	1.88%
AT&T Inc.			5,500		148,555
Ciena Corp. *			2,500		40,700
Verizon Communications Inc.			5,056		153,045
					342,300
Wireless Telecommunication Services --	0.78%
American Tower Corporation (Class A) *			1,050		38,220
NII Holdings Inc. *			2,400		71,952
Rogers Communications, Inc. (Class B)			1,100		31,020
					141,192

		TOTAL Telecommunication Services--	2.66%		483,492
UTILITIES --
ELECTRIC UTILITIES --	1.33%
Allegheny Energy, Inc.			1,400		37,128
Ameren Corp.			1,778		44,948
Exelon Corp.			1,250		62,025
FPL Group, Inc.			950		52,468
Wisconsin Energy Corp.			1,000		45,170
					241,739
MULTI-UTILITIES --	0.56%
Dominion Resources Inc.			1,500		51,750
Sempra Energy			1,000		49,810
					101,560

		TOTAL UTILITIES --	1.89%		343,299

		TOTAL COMMON STOCK --	94.65%
			(Cost $17,744,885)		17,198,827

		TOTAL INVESTMENTS --	94.65%
			(Cost $17,744,885)		17,198,827

		CASH AND OTHER ASSETS, LESS LIABILITIES --	5.35%		971,655

		NET ASSETS --	100.00%		$ 18,170,482

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt
SPDR - Standard & Poor's Depositary Receipt

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL EQUITY INCOME PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2009				(Unaudited)

EQUITY INCOME PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --	1.85%
McDonald's Corp.			2,800		$ 159,796
Starwood Hotels & Resorts Worldwide, Inc.			4,500		148,635
					308,431
HOUSEHOLD DURABLES --	2.09%
Newell Rubbermaid Inc.			5,000		78,450
Stanley Works (The)			3,531		150,738
Tupperware Brands Corp.			3,000		119,760
					348,948
MEDIA --	0.75%
CBS Corp. (Class B)			3,800		45,790
Walt Disney Co. (The)			2,875		78,947
					124,737
MULTILINE RETAIL --	1.45%
J.C. Penney Co., Inc.			4,300		145,125
Target Corp.			2,100		98,028
					243,153
SPECIALTY RETAIL --	1.53%
Foot Locker, Inc.			5,200		62,140
Limited Brands, Inc.			7,057		119,898
TJX Companies, Inc. (The)			2,000		74,300
					256,338

		TOTAL CONSUMER DISCRETIONARY --	7.67%		1,281,607
CONSUMER STAPLES --
BEVERAGES --	2.31%
Coca-Cola Co. (The)			3,900		209,430
PepsiCo, Inc.			3,000		175,980
					385,410
FOOD PRODUCTS --	3.05%
ConAgra Foods, Inc.			8,000		173,440
H.J. Heinz Co.			3,641		144,730
Kraft Foods Inc. (Class A)			2,900		76,183
McCormick & Co., Inc. (a)			3,420		116,075
					510,428
FOOD & STAPLES RETAILING --	1.66%
SUPERVALU, INC.			3,800		57,228
Wal-Mart Stores, Inc.			4,500		220,905
					278,133
HOUSEHOLD PRODUCTS --	3.69%
Colgate-Palmolive Co.			1,800		137,304
Kimberly-Clark Corp.			3,100		182,838
Procter & Gamble Co. (The)			5,125		296,840
					616,982
PERSONAL PRODUCTS --	1.12%
Alberto-Culver Co.			2,200		60,896
Avon Products, Inc.			3,725		126,501
					187,397
TOBACCO --	0.61%
Philip Morris International Inc.			2,075		101,135

		TOTAL CONSUMER STAPLES --	12.44%		2,079,485
ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.42%
Schlumberger Ltd.			2,300		137,080
Weatherford International Ltd. *			4,825		100,022
					237,102
OIL, GAS & CONSUMABLE FUELS --	11.86%
Anadarko Petroleum Corp.			3,000		188,190
BP PLC ADR			3,310		176,191
Boardwalk Pipeline Partners, L.P.			3,800		94,316
Chevron Corp.			6,400		450,752
Enterprise Products Partners L.P.			3,200		90,624
Exxon Mobil Corp.			9,000		617,490
Plains All American Pipeline, L.P.			2,000		92,580
Royal Dutch Shell PLC ADR, (Class A)			3,419		195,533
Spectra Energy Corp.			4,050		76,707
					1,982,383

		TOTAL ENERGY --	13.28%		2,219,485
FINANCIALS --
CAPITAL MARKETS --	1.82%
Charles Schwab Corp. (The)			6,425		123,039
Morgan Stanley			3,300		101,904
State Street Corp.			1,500		78,900
					303,843
COMMERCIAL BANKS --	4.24%
Comerica Inc.			4,000		118,680
PNC Financial Services Group, Inc.			3,254		158,112
Regions Financial Corp.			3,433		21,319
U.S. Bancorp			9,800		214,228
Wells Fargo & Co.			7,000		197,260
					709,599

DIVERSIFIED FINANCIAL SERVICES --	3.06%
Bank of America Corp.			9,928		167,982
Citigroup Inc.			12,000		58,080
JP Morgan Chase & Co.			6,500		284,830
					510,892
INSURANCE --	5.96%
Allstate Corp. (The)			2,427		74,315
Aspen Insurance Holdings Ltd.			4,500		119,115
Arthur J. Gallagher & Co.			3,400		82,858
Hartford Financial Services Group, Inc. (The)			1,475		39,087
Marsh & McLennan Companies, Inc.			3,200		79,136
Principal Financial Group, Inc.			4,154		113,778
Prudential Financial, Inc.			2,950		147,235
RenaissanceRe Holdings Ltd.			2,275		124,579
Travelers Companies, Inc. (The)			4,393		216,267
					996,370
REAL ESTATE INVESTMENT TRUSTS --	4.69%
AvalonBay Communities Inc.			825		60,002
Boston Properties, Inc.			900		58,995
BRE Properties, Inc.			1,750		54,775
Duke Realty Corp.			2,650		31,827
HCP, Inc.			2,000		57,480
Health Care REIT, Inc.			1,200		49,944
Hospitality Properties Trust			2,500		50,925
Liberty Property Trust			2,400		78,072
Mack-Cali Realty Corp.			2,000		64,660
National Retail Properties Inc.			2,200		47,234
ProLogis			1,500		17,880
Simon Property Group, Inc.			1,039		72,138
Weingarten Realty Investors			7,000		139,440
					783,372
THRIFTS & MORTGAGE FINANCE --	0.39%
New York Community Bancorp.			5,000		57,100
Trustco Bank Corp. NY			1,200		7,500
					64,600

		TOTAL FINANCIALS --	20.16%		3,368,676
HEALTH CARE --
Biotechnology --	0.71%
Genzyme Corp. *			950		53,894
Gilead Sciences, Inc. *			1,400		65,212
					119,106
HEALTH EQUIPMENT & SUPPLIES --	0.25%
Covidien Ltd.			975		42,179

Pharmaceuticals --	8.13%
Abbott Laboratories			4,000		197,880
Eli Lilly & Co.			4,150		137,074
Johnson & Johnson			5,000		304,450
Merck & Co. Inc.			5,500		173,965
Pfizer Inc.			19,500		322,725
Wyeth			4,575		222,254
					1,358,348

		TOTAL HEALTH CARE --	9.09%		1,519,633
INDUSTRIALS --
AEROSPACE & DEFENSE --	1.95%
Boeing Co. (The)			1,600		86,640
Northrop Grumman Corp.			975		50,456
United Technologies Corp.			3,100		188,883
					325,979
AIR FREIGHT & LOGISTICS --	0.70%
United Parcel Service, Inc. (Class B)			2,075		117,175

COMMERCIAL SERVICES & SUPPLIES --	0.82%
Pitney Bowes Inc.			3,100		77,035
Sovran Self Storage, Inc.			2,000		60,860
					137,895
Indutrial Conglomerates --	2.97%
3M Co.			1,986		146,567
General Electric Co.			19,300		316,906
Tyco International Ltd.			975		33,618
					497,091
MACHINERY --	0.27%
Barnes Group Inc.			2,600		44,434

ROAD & RAIL --	0.41%
Burlington Northern Santa Fe Corp.			850		67,856

TRANSPORTATION --	0.34%
Seaspan Corp.			6,300		56,385

		TOTAL INDUSTRIALS --	7.46%		1,246,815
INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --	1.09%
Harris Corp.			2,700		101,520
Nokia Oyj ADR			1,700		24,854
QUALCOMM Inc.			1,225		55,100
					181,474
COMPUTERS & PERIPHERALS --	1.98%
Diebold, Inc.			2,600		85,618
International Business Machines Corp.			2,050		245,200
					330,818
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.33%
Tyco Electronics Ltd.			2,475		55,143

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.85%
Intel Corp.			11,700		228,969
Linear Technology Corp.			2,900		80,127
					309,096
SOFTWARE --	1.81%
Microsoft Corp.			11,700		302,913

		TOTAL INFORMATION TECHNOLOGY --	7.06%		1,179,444
MATERIALS --
CHEMICALS --	1.66%
E. I. du Pont de Nemours and Co.			1,600		51,424
PPG Industries, Inc.			1,215		70,725
Praxair, Inc.			700		57,183
Sensient Technologies Corp.			3,533		98,111
					277,443
METALS & MINING --	0.27%
Alcoa Inc.			3,420		44,870

PAPER & FOREST PRODUCTS --	0.51%
Potlatch Corp.			3,000		85,350

		TOTAL MATERIALS --	2.44%		407,663
Telecommunication Services --
DIVERSIFIED Telecommunication Services --	4.98%
AT&T Inc.			12,093		326,632
Frontier Communications Corp.			16,000		120,640
Verizon Communications Inc.			9,969		301,762
Windstream Corp.			8,225		83,319
					832,353
WIRELESS Telecommunication Services --	0.41%
Rogers Communications, Inc. (Class B)			2,400		67,680

		TOTAL Telecommunication Services --	5.39%		900,033

UTILITIES --
ELECTRIC UTILITIES --	4.94%
Allegheny Energy, Inc.			1,715		45,482
Ameren Corp.			3,088		78,065
Consolidated Edison, Inc.			3,300		135,102
Duke Energy Corp.			7,500		118,050
FPL Group, Inc.			1,700		93,891
PPL Corp.			1,000		30,340
Pinnacle West Capital Corp.			4,000		131,280
Progress Energy, Inc.			3,000		117,180
Southern Co.			2,400		76,008
					825,398
GAS UTILITIES --	1.18%
Nicor Inc.			2,000		73,180
NiSource Inc.			9,000		125,010
					198,190
MULTI-UTILITIES --	1.31%
DTE Energy Co.			5,200		182,728
Sempra Energy			725		36,112
					218,840

		TOTAL UTILITIES --	7.43%		1,242,428

		TOTAL COMMON STOCK --	92.42%
			(Cost $17,764,101)		15,445,269
COMMERCIAL PAPER
			Face
CONSUMER DISCRETIONARY --			Amount
ELECTRIC UTILITIES --	2.99%
Baltimore Gas & Electric, 0.47%, 10/13/09			$ 500,000		499,922

		TOTAL CONSUMER DISCRETIONARY --	2.99%		499,922

		TOTAL COMMERCIAL PAPER --	2.99%
			(Cost $499,922)		499,922

		TOTAL INVESTMENTS --	95.41%
			(Cost $18,264,023)		15,945,191

		CASH AND OTHER ASSETS, LESS LIABILITIES --	4.59%		766,360

		NET ASSETS --	100.00%		$ 16,711,551

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments

(a) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL BALANCED PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2009				(Unaudited)

BALANCED PORTFOLIO

COMMON STOCK			Shares		Value

CONSUMER DISCRETIONARY--
HOTELS, RESTAURANTS & LEISURE --	1.08%
McDonald's Corp.			1,800		$ 102,726
Starwood Hotels & Resorts Worldwide, Inc.			1,902		62,823
Wyndham Worldwide Corp.			645		10,526
					176,075
HOUSEHOLD DURABLES --	0.83%
Newell Rubbermaid Inc.			2,700		42,363
Stanley Works (The)			2,150		91,783
					134,146
MEDIA --	0.93%
CBS Corp. (Class B)			1,266		15,255
Viacom Inc. (Class B) *			1,250		35,050
Walt Disney Co. (The)			3,650		100,229
					150,534
MULTILINE RETAIL --	1.26%
J.C. Penney Co., Inc.			2,675		90,281
Target Corp.			2,450		114,366
					204,647
SPECIALTY RETAIL --	2.02%
Best Buy Co., Inc.			1,925		72,226
Foot Locker, Inc.			2,000		23,900
Limited Brands, Inc.			4,900		83,251
Lowe's Companies, Inc.			3,750		78,525
TJX Companies, Inc. (The)			1,875		69,656
					327,558

		TOTAL CONSUMER DISCRETIONARY --	6.12%		992,960
CONSUMER STAPLES --
BEVERAGES --	1.51%
Coca-Cola Co. (The)			2,732		146,708
PepsiCo, Inc.			1,675		98,256
					244,964
FOOD PRODUCTS --	1.18%
ConAgra Foods, Inc.			1,350		29,268
H.J. Heinz Co.			1,857		73,816
McCormick & Co., Inc. (b)			2,615		88,753
					191,837
FOOD & STAPLES RETAILING --	1.77%
CVS Caremark Corp.			2,750		98,285
SUPERVALU, INC.			2,200		33,132
Wal-Mart Stores, Inc.			3,175		155,861
					287,278
HOUSEHOLD PRODUCTS --	2.09%
Colgate-Palmolive Co.			925		70,559
Kimberly-Clark Corp.			1,300		76,674
Procter & Gamble Co. (The)			3,325		192,584
					339,817
PERSONAL PRODUCTS --	0.59%
Alberto-Culver Co.			1,125		31,140
Avon Products, Inc.			1,900		64,524
					95,664
TOBACCO --	0.37%
Philip Morris International Inc.			1,225		59,706

		TOTAL CONSUMER STAPLES --	7.51%		1,219,266
ENERGY --
ENERGY EQUIPMENT & SERVICES --	1.58%
Oceaneering International, Inc. *			1,025		58,169
Schlumberger Ltd.			1,463		87,195
Transocean Ltd. *			575		49,180
Weatherford International Ltd. *			2,974		61,651
					256,195
OIL, GAS & CONSUMABLE FUELS --	5.54%
Anadarko Petroleum Corp.			1,975		123,892
BP PLC ADR			2,410		128,284
Chevron Corp.			2,957		208,262
Exxon Mobil Corp.			5,938		407,406
Spectra Energy Corp.			1,675		31,724
					899,568

		TOTAL ENERGY --	7.12%		1,155,763
FINANCIALS --
CAPITAL MARKETS --	1.84%
Allied Capital Corp. *			1,775		5,449
Charles Schwab Corp. (The)			3,575		68,461
Goldman Sachs Group, Inc. (The)			475		87,566
Morgan Stanley			2,732		84,364
State Street Corp.			1,000		52,600
					298,440

COMMERCIAL BANKS --	2.05%
PNC Financial Services Group, Inc.			2,850		138,482
U.S. Bancorp			3,800		83,068
Wells Fargo & Co.			3,916		110,353
					331,903
CONSUMER FINANCE --	0.19%
Discover Financial Services			1,900		30,837

DIVERSIFIED FINANCIAL SERVICES --	1.94%
Bank of America Corp.			5,900		99,828
Citigroup Inc.			6,533		31,620
JP Morgan Chase & Co.			4,201		184,088
					315,536
INSURANCE --	2.81%
Allstate Corp. (The)			951		29,120
Aspen Insurance Holdings Ltd.			2,425		64,190
Hartford Financial Services Group, Inc. (The)			900		23,850
Principal Financial Group, Inc.			2,250		61,627
Prudential Financial, Inc.			2,137		106,658
RenaissanceRe Holdings Ltd.			1,050		57,498
Travelers Companies, Inc. (The)			2,301		113,278
					456,221
REAL ESTATE INVESTMENT TRUSTS --	0.08%
Host Hotels & Resorts Inc.			1,164		13,700

		TOTAL FINANCIALS --	8.91%		1,446,637
HEALTH CARE --
Biotechnology --	1.34%
Amgen Inc. *			600		36,138
Celgene Corp. *			1,700		95,030
Genzyme Corp. *			875		49,639
Gilead Sciences, Inc. *			800		37,264
					218,071
HEALTH CARE PROVIDERS & SERVICES --	0.88%
DaVita, Inc. *			575		32,568
Patterson Companies Inc. *			1,400		38,150
UnitedHealth Group Inc.			1,200		30,048
Wellpoint Inc.*			900		42,624
					143,390
HEALTH EQUIPMENT & SUPPLIES --	0.70%
Covidien Ltd.			575		24,874
Hologic, Inc. *			1,050		17,157
Varian Medical Systems, Inc. *			900		37,917
Zimmer Holdings, Inc. *			631		33,727
					113,675
LIFE SCIENCES TOOLS & SERVICES --	0.27%
Thermo Fisher Scientific, Inc. *			1,000		43,670

Pharmaceuticals --	5.29%
Abbott Laboratories			2,500		123,675
Endo Pharmaceuticals Holdings Inc. *			900		20,367
Eli Lilly & Co.			2,425		80,098
Johnson & Johnson			4,000		243,560
Merck & Co. Inc.			3,150		99,634
Pfizer Inc.			10,804		178,806
Wyeth			2,300		111,734
					857,874

		TOTAL HEALTH CARE --	8.48%		1,376,680
INDUSTRIALS --
AEROSPACE & DEFENSE --	2.02%
Boeing Co. (The)			1,350		73,103
General Dynamics Corp.			825		53,295
Goodrich Corp.			945		51,351
L-3 Communications Holdings, Inc.			400		32,128
Northrop Grumman Corp.			600		31,050
Rockwell Collins, Inc.			725		36,830
United Technologies Corp.			825		50,267
					328,024
AIR FREIGHT & LOGISTICS --	0.65%
FedEx Corp.			550		41,371
United Parcel Service, Inc. (Class B)			1,150		64,941
					106,312
COMMERCIAL SERVICES & SUPPLIES --	0.18%
Avis Budget Group, Inc. *			230		3,073
Pitney Bowes Inc.			1,025		25,471
					28,544
Indutrial Conglomerates --	1.80%
3M Co.			1,100		81,180
General Electric Co.			11,650		191,293
Tyco International Ltd.			575		19,826
					292,299
MACHINERY --	2.04%
Barnes Group Inc.			1,200		20,508
Caterpillar Inc.			500		25,665
Danaher Corp.			875		58,905
Dover Corp.			800		31,008
Eaton Corp.			500		28,295
Illinois Tool Works Inc.			1,125		48,049
Ingersoll-Rand Co. Ltd. (Class A)			1,200		36,804
PACCAR Inc.			1,125		42,424
Parker Hannifin Corp.			750		38,880
					330,538

ROAD & RAIL --	0.42%
Burlington Northern Santa Fe Corp.			600		47,898
Ryder System, Inc.			500		19,530
					67,428
TRANSPORTATION --	0.07%
Seaspan Corp.			1,325		11,859

		TOTAL INDUSTRIALS --	7.18%		1,165,004
INFORMATION TECHNOLOGY --
Communication Equipment --	3.00%
Arris Group Inc. *			3,900		50,739
Cisco Systems, Inc. *			6,700		157,718
Harris Corp.			1,450		54,520
Motorola, Inc. *			3,900		33,501
Nokia Oyj ADR			3,087		45,132
QUALCOMM Inc.			2,200		98,956
Research In Motion Ltd. *			675		45,596
					486,162
COMPUTERS & PERIPHERALS --	3.75%
Apple Inc. *			975		180,736
EMC Corp. *			5,000		85,200
Hewlett-Packard Co.			3,210		151,544
International Business Machines Corp.			1,600		191,376
					608,856
ELECTRONIC EQUIPMENT & INSTRUMENTS --	0.42%
Agilent Technologies, Inc. *			1,200		33,396
Tyco Electronics Ltd.			1,575		35,091
					68,487
INFORMATION TECHNOLOGY SERVICES --	0.32%
Amdocs Ltd. *			1,000		26,880
Global Payments Inc.			550		25,685
					52,565
INTERNET SOFTWARE & SERVICES --	0.13%
Akamai Technologies, Inc. *			1,075		21,156

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --	1.21%
Intel Corp.			6,057		118,535
Linear Technology Corp.			1,100		30,393
Texas Instruments Inc.			2,000		47,380
					196,308
SOFTWARE --	2.52%
Electronic Arts Inc. *			714		13,602
Microsoft Corp.			11,282		292,091
Oracle Corp. *			4,988		103,950
					409,643

		TOTAL INFORMATION TECHNOLOGY --	11.35%		1,843,177
MATERIALS --
CHEMICALS --	1.42%
E. I. du Pont de Nemours and Co.			1,000		32,140
International Flavors & Fragrances Inc.			570		21,620
Monsanto Co.			575		44,505
PPG Industries, Inc.			413		24,041
Praxair, Inc.			450		36,760
Sensient Technologies Corp.			2,600		72,202
					231,268
CONTAINERS & PACKAGING --	0.09%
Ball Corp.			300		14,760

METALS & MINING --	0.23%
Nucor Corp.			600		28,206
United States Steel Corp.			200		8,874
					37,080
PAPER & FOREST PRODUCTS --	0.10%
Louisiana-Pacific Corp.			650		4,335
MeadWestvaco Corp.			500		11,155
					15,490

		TOTAL MATERIALS --	1.84%		298,598
Telecommunication Services --
DIVERSIFIED Telecommunication Services --	1.99%
AT&T Inc.			6,675		180,292
Verizon Communications Inc.			3,200		96,864
Windstream Corp.			4,500		45,585
					322,741
WIRELESS Telecommunication Services --	0.62%
American Tower Corporation (Class A) *			725		26,390
Rogers Communications, Inc. (Class B)			750		21,150
Vodafone Group PLC ADR			2,392		53,820
					101,360

		TOTAL Telecommunication Services --	2.61%		424,101
UTILITIES --
ELECTRIC UTILITIES --	1.86%
Allegheny Energy, Inc.			1,050		27,846
Ameren Corp.			1,900		48,032
CenterPoint Energy, Inc.			2,000		24,860
Duke Energy Corp.			1,325		20,856
Exelon Corp.			900		44,658
FPL Group, Inc.			650		35,900
NRG Energy, Inc. *			750		21,142
PPL Corp.			625		18,962
Southern Co.			1,900		60,173
					302,429

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS --	0.40%
Constellation Energy Group Inc.			2,000		64,740

MULTI-UTILITIES --	0.14%
Sempra Energy			450		22,415

		TOTAL UTILITIES --	2.40%		389,584

		TOTAL COMMON STOCK --	63.52%
			(Cost $11,042,500)		10,311,770

			Face
			Amount
U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES --	0.01%
Federal Home Loan Mortgage Corp., Pool # 360100, 9.00%, 04/01/20			$ 1,100		1,225

		TOTAL U S GOVERNMENT AGENCY SECURITIES --	0.01%
			(Cost $1,095)		1,225
CORPORATE BONDS

CONSUMER DISCRETIONARY --
DIVERSIFIED CONSUMER SERVICES --	1.19%
Hertz Corp., 7.40%, 03/01/11			200,000		193,000

MULTILINE RETAIL --	1.66%
Target Corp., 5.125%, 01/15/13			250,000		269,266

		TOTAL CONSUMER DISCRETIONARY --	2.85%		462,266
CONSUMER STAPLES --
PERSONAL PRODUCTS --	1.86%
Avon Products, Inc., 7.15%, 11/15/09 (a)			300,000		301,970

		TOTAL CONSUMER STAPLES --	1.86%		301,970
ENERGY --
OIL, GAS & CONSUMABLE FUELS --	1.62%
ConocoPhillips, 4.40%, 05/15/13			250,000		263,853

		TOTAL ENERGY --	1.62%		263,853
FINANCIALS --
CAPITAL MARKETS --	3.19%
Ameriprise Financial, Inc., 5.65%, 11/15/15			250,000		252,976
Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12			250,000		264,116
					517,092
DIVERSIFIED FINANCIAL SERVICES --	4.53%
Bank of America, 5.375%, 09/11/12			250,000		261,709
General Electric Capital Corp., 3.75%, 12/15/09 (a)			200,000		201,100
JP Morgan Chase & Co., 6.625%, 03/15/12			250,000		272,941
					735,750
INSURANCE --	1.48%
Prudential Financial, Inc., 5.10%, 12/14/11			231,000		240,253

THRIFTS & MORTGAGE FINANCE --	1.35%
Washington Mutual Inc., 4.20%, 01/15/10 (a)			250,000		219,375

		TOTAL FINANCIALS --	10.55%		1,712,470
INDUSTRIALS --
ELECTRICAL EQUIPMENT --	3.34%
Emerson Electric Company, 5.25%, 10/15/18			500,000		542,623

MACHINERY --	4.84%
Eaton Corp., 5.60%, 05/15/18			500,000		525,754
Harsco Corp., 5.75%, 05/15/18			250,000		259,256
					785,010

		TOTAL INDUSTRIALS --	8.18%		1,327,633

		TOTAL CORPORATE BONDS --	25.06%
			(Cost $3,857,595)		4,068,192

		TOTAL BONDS AND NOTES --	25.07%
			(Cost $3,858,690)		4,069,417
COMMERCIAL PAPER

MATERIALS --
UTILITIES --
ELECTRIC UTILITIES --	8.12%
Baltimore Gas & Electric, 0.47%, 10/05/09			500,000		499,974
Wisconsin Gas & Electric, 0.15%, 10/09/09			818,000		817,973
					1,317,947

		TOTAL UTILITIES --	8.12%		1,317,947

		TOTAL COMMERCIAL PAPER --	8.12%
			(Cost $1,317,947)		1,317,947

		TOTAL INVESTMENTS --	96.71%
			(Cost $16,219,137)		15,699,134

		CASH AND OTHER ASSETS, LESS LIABILITIES --	3.29%		534,753

		NET ASSETS --	100.00%		$ 16,233,887

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments

(a) Long term obligations that will mature in less than one year.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS	September 30, 2009				(Unaudited)

MONEY MARKET PORTFOLIO
			Interest/
		Maturity	Stated	Face
		Date	Rate(%)	Amount	Value
U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --	81.06%
Federal Home Loan Bank		10/02/09	0.070	$ 3,689,000	$ 3,688,993
Federal Home Loan Bank		10/05/09	0.090	5,188,000	5,187,948
Federal Home Loan Bank		10/07/09	0.100	6,583,000	6,582,890
Federal Home Loan Bank		10/08/09	0.060	8,310,000	8,309,903
Federal Home Loan Bank		10/09/09	0.070	8,559,000	8,558,867
Federal Home Loan Bank		10/13/09	0.050	8,176,000	8,175,864
Federal Home Loan Bank		10/23/09	0.050	4,756,000	4,755,855
Federal Home Loan Bank		10/28/09	0.070	5,701,000	5,700,701
Federal Home Loan Mortgage Corp.		10/19/09	0.080	8,153,000	8,152,674
Federal National Mortgage Association		10/01/09	0.110	5,079,000	5,079,000
Federal National Mortgage Association		10/16/09	0.060	5,872,000	5,871,853
					70,064,548

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	81.06%
				(Cost $70,064,548)	70,064,548
COMMERCIAL PAPER

FINANCIALS --
CAPITAL MARKETS --	4.21%
Goldman Sachs Group, Inc. (The)		10/6/2009	0.140	3,634,000	3,633,929

CONSUMER FINANCE --	9.73%
General Electric Capital Corp.		10/15/09	0.120	4,101,000	4,100,808
UBS Finance Delaware LLC		10/20/09	0.070	4,308,000	4,307,841
					8,408,649
INSURANCE --	5.02%
ING America Insurance Holdings		10/14/2009	0.600	4,342,000	4,341,059

			TOTAL FINANCIALS --	18.96%	16,383,637

			TOTAL COMMERCIAL PAPER --	18.96%
			(Cost $16,383,637) 16,383,637

			TOTAL INVESTMENTS --	100.02%
			(Cost $86,448,185) 86,448,185

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.02)%	(16,929)

			NET ASSETS --	100.00%	$ 86,431,256

See notes to quarterly schedule of portfolio holdings.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2009
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market Portfolios.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to fair value.

Security Transactions and Related Investment Income:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Subsequent Events:
Subsequent events have been evaluated through November 30, 2009, which is the date ot this filing.

NOTE 2 - COST, PURCHASES AND SALES OF INVESTMENTS
Aggregate purchases and sales of investments for the nine months ended September 30, 2009, other than commercial paper and short-term obligations, were as follows:

			Purchases		Sales

Growth Portfolio			$ 8,392,520		$ 8,483,658
Equity Income Portfolio			$ 806,652		$ 928,169
Balanced Portfolio			$ 409,965		$ 1,005,864

Gross unrealized appreciation and depreciation as of September 30, 2009, based on the cost for federal income tax purposes is as follows:

					Net Appreciation
		Cost	Appreciation	Depreciation	(Depreciation)

Growth Portfolio		$ 17,744,885	$ 2,168,281	$ 2,714,339	($546,058)
Equity Income Portfolio		$ 18,264,023	$ 1,426,531	$ 3,745,363	($2,318,832)
Balanced Portfolio		$ 16,219,137	$ 1,373,572	$ 1,893,575	($520,003)

NOTE 3 - DISCLOSURE ABOUT FAIR VALUE OF ASSETS

Effective September 1, 2007, the Funds adopted Statement of Financial Accounting Standards (FAS) 157. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of September 30, 2009:

Growth Portfolio

		Market Value	Level 1	Level 2	Level 3
Holdings
Common Stock: Consumer Discretionary		$1,547,927	$1,547,927	$0	$0
Common Stock: Consumer Staples		1,238,042	1,238,042	0	0
Common Stock: Energy		1,915,448	1,915,448	0	0
Common Stock: Exchange Traded Funds		844,740	844,740	0	0
Common Stock: Financials		1,745,202	1,745,202	0	0
Common Stock: Healthcare		1,850,483	1,850,483	0	0
Common Stock: Industrials		1,795,547	1,795,547	0	0
Common Stock: Information Technology		5,021,747	5,021,747	0	0
Common Stock: Materials		412,900	412,900	0	0
Common Stock: Telecomm. Services		483,492	483,492	0	0
Common Stock: Utilities		343,299	343,299	0	0
Commercial Paper		0	0	0	0
Investments in Money Market		964,474	964,474	0	0

Total Growth Portfolio		$18,163,301	$18,163,301	$0	$0

Equity Income Portfolio

		Market Value	Level 1	Level 2	Level 3
Holdings
Common Stock: Consumer Discretionary		$1,281,607	$1,281,607	$0	$0
Common Stock: Consumer Staples		2,079,485	2,079,485	0	0
Common Stock: Energy		2,219,485	2,219,485	0	0
Common Stock: Exchange Traded Funds		0	0	0	0
Common Stock: Financials		3,368,676	3,368,676	0	0
Common Stock: Healthcare		1,519,633	1,519,633	0	0
Common Stock: Industrials		1,246,815	1,246,815	0	0
Common Stock: Information Technology		1,179,444	1,179,444	0	0
Common Stock: Materials		407,663	407,663	0	0
Common Stock: Telecomm. Services		900,033	900,033	0	0
Common Stock: Utilities		1,242,428	1,242,428	0	0
Commercial Paper		499,922	0	499,922	0
Investments in Money Market		758,098	758,098	0	0

Total Equity Income Portfolio		$16,703,289	$16,203,367	$499,922	$0

Balanced Portfolio

		Market Value	Level 1	Level 2	Level 3
Holdings
U.S. Treasury & other U.S. Gov't. corporations and agencies		$0	$0	$0	$0
Corporate Debt Securities		$4,068,192	$0	$4,068,192	$0
Residential Mortgage Backed Securities		1,225	0	$1,225	0
Common Stock: Consumer Discretionary		992,960	992,960	0	0
Common Stock: Consumer Staples		1,219,266	1,219,266	0	0
Common Stock: Energy		1,155,763	1,155,763	0	0
Common Stock: Financials		1,446,637	1,446,637	0	0
Common Stock: Healthcare		1,376,680	1,376,680	0	0
Common Stock: Industrials		1,165,004	1,165,004	0	0
Common Stock: Information Technology		1,843,177	1,843,177	0	0
Common Stock: Materials		298,598	298,598	0	0
Common Stock: Telecomm. Services		424,101	424,101	0	0
Common Stock: Utilities		389,584	389,584	0	0
Commercial Paper		1,317,947	0	1,317,947	0
Investments in Money Market		481,092	481,092	0	0

Total Balanced Portfolio		$16,180,226	$10,792,862	$5,387,364	$0

Money Market Portfolio

		Market Value	Level 1	Level 2	Level 3
Holdings

U.S. Gov corporations and agencies Short Term		$70,064,548	$0	$70,064,548	$0
Commercial Paper		16,383,637	0	16,383,637	0
Investments in Money Market		772	772	0	0

Total Money Market Portfolio		$86,448,957	$772	$86,448,185	$0

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.